SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Chengdu Wen Jiang Aixin Nanjiang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 4,583	$ 5,447
Sichuan Aixin Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	4,237
Chengdu Lisheng Huiren Tang Pharmacy Co Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	10,235	10,060
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	19,055	15,507
Due to related parties	1,947,154	118,008	2,526,136
Quanzhong Lin [Member]
Related Party Transaction [Line Items]
Due to related parties	1,822,705		2,395,543
Yirong Shen [Member]
Related Party Transaction [Line Items]
Due to related parties	97,292	96,222	33,716
Branch Manager [Member]
Related Party Transaction [Line Items]
Due to related parties	1,667		28,602
Chengdu Aixin E Commerce Company Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	15,378	12,718	12,558
Chengdu Aixin International Travelservice Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	2,388	1,430	1,412
Aixin Life Beauty [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 7,724	$ 7,638	$ 54,305